accounts payable and accrued liabilities	6 Months Ended
Jun. 30, 2019
accounts payable and accrued liabilities
accounts payable and accrued liabilities

23   accounts payable and accrued liabilities

	June 30,	December 31,
As at (millions)	2019	2018
Accrued liabilities	$1,111	$1,159
Payroll and other employee-related liabilities	404	429
Restricted share units liability	94	72
	1,609	1,660
Trade accounts payable	933	686
Interest payable	167	157
Other	88	67
	$2,797	$2,570